Note 17 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about exploration and evaluation assets [text block]
	Bilboes Gold	Motapa	Maligreen	GG	Sabiwa	Abercorn	Valentine	Total
Balance at January 1, 2023	–	7,844	5,626	3,723	294	27	65	17,579
Acquisition at costs:
- Mining claims acquired	73,198	–	–	–	–	–	–	73,198
Decommissioning asset estimation adjustment	–	1,466	152	–	–	–	–	1,618
Exploration costs:
- Consumables and drilling	–	903	102	–	–	–	–	1,005
- Contractor	–	2	–	–	–	–	–	2
- Labour	–	377	111	–	–	–	–	488
- Power	–	–	7	–	–	–	–	7
- Other	375	–	–	–	–	–	–	375
Balance at December 31, 2023	73,573	10,592	5,998	3,723	294	27	65	94,272

Balance at January 1, 2024	73,573	10,592	5,998	3,723	294	27	65	94,272
Decommissioning asset estimation adjustment	(961)	(882)	8	–	–	–	–	(1,835)
Exploration costs:
- Consumables and drilling	–	1,792	19	–	–	–	–	1,811
- Contractor	–	14	5	–	–	–	–	19
- Labour	–	576	–	51	–	–	–	627
- Power	–	74	3	–	–	–	–	77
- Other	–	67	–	–	–	–	–	67
Preliminary economic assessment and feasibility study	2,288	–	–	–	–	–	–	2,288
Balance at December 31, 2024	74,900	12,233	6,033	3,774	294	27	65	97,326